CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents		$ 7,506	$ 11,746
Short-term bank deposits		4,015
Accounts receivable		725
Other current assets		220	671
TOTAL CURRENT ASSETS		12,466	12,417
NON-CURRENT ASSETS:
Property and equipment		224	207
Intangible assets		651	654
TOTAL NON-CURRENT ASSETS		875	861
TOTAL ASSETS		13,341	13,278
Accounts payable:
Trade		473	596
Other		1,090	1,424
Contract liabilities		225
TOTAL CURRENT LIABILITIES		1,788	2,020
NON-CURRENT LIABILITIES:
Convertible loan			3,893
Preferred shares			33,455
Warrants to purchase ordinary shares and preferred shares		1,372	5,398
Severance pay obligations, net		65	70
TOTAL NON-CURRENT LIABILITIES		1,437	42,816
TOTAL LIABILITIES		3,225	44,836
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY):
Ordinary Shares, NIS 0.0000769 par value: Authorized - as of December 31, 2018 and December 31, 2017, 140,010,000 and 130,000,000 shares, respectively; issued and outstanding: as of December 31, 2018, and December 31, 2017-11,459,780 and 4,490,720 shares, respectively	[1]
Accumulated other comprehensive income		41	41
Other reserves		13,019	7,361
Additional paid in capital		49,173	2,853
Accumulated deficit		(52,117)	(41,813)
TOTAL SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY)		10,116	(31,558)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (NET OF CAPITAL DEFICIENCY)		$ 13,341	$ 13,278

[1]	Represents an amount less than one thousand US dollars.